Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 10,164		$ 10,829
Non-current assets		41,865		42,752
Current liabilities		6,500		6,890
Non-current liabilities		34,533		$ 36,420
Net operating revenues		8,590	$ 6,266
Net income/(loss)		$ 725	$ (1,906)